TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Europe [Member]	Dec. 31, 2013 United States [Member]	Dec. 31, 2013 Other Areas [Member]	Dec. 31, 2013 Other Areas [Member] Year Two Thousand Fourteen [Member]	Dec. 31, 2013 Zone A Areas [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes		25.00%	25.00%	24.00%	26.50%				16.00%
Changes in valuation allowance		$ 0	$ (2,003)	$ (4,429)		$ 5,252	$ 2,835
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		40	21
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	58	58	55
Operating Loss Carryforwards	12,412	12,412
Tax Adjustments, Settlements, and Unusual Provisions		0
Operating Losses Carryforwards Expiration Date						The Company's subsidiaries in Europe had estimated total available tax loss carryforwards of $ 5,252 as of December 31, 2013, to offset against future taxable income.	The Company's subsidiaries in the U.S. had estimated total available tax loss carryforwards of $ 2,835 as of December 31, 2013, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.
Effective Income Tax Rate Reconciliation Tax Withholding Percent	90.00%	20.00%
Effective Income Tax Rate Reconciliation, Deduction, Percent, Total								8.00%		5.00%
Income Tax Expense Benefit Continue Operations		(2,811)	(240)	727
Provisions Tax Reversal For Limitation Of Prior Tax		$ 1,270